Direct Phone: 972.680.7553
Direct Fax: 972.692.9053
william.boeing@haynesboone.com

January 12, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Trek Resources, Inc. (Commission File No. 0-32491)
Preliminary Information Statement on Schedule 14C
Rule 13e-3 Transaction Statement on Schedule 13E-3

Ladies and Gentlemen:

Pursuant to the provisions of Regulation 14C of the General Rules and Regulations promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), please find enclosed for filing on behalf of Trek Resources, Inc. ("Trek") preliminary copies of a letter to stockholders, a Notice of Action Taken by Written Consent of Stockholders and an Information Statement (herein so called), all to be furnished to the holders of common stock of Trek in connection with the approval by Trek's stockholders of a certificate of amendment to Trek's certificate of incorporation to effect a 1-for-100 reverse split of Trek's common stock, par value $0.10 per share (the "Reverse Split").

The Reverse Split and the transactions contemplated thereby will constitute a "going private" transaction under Rule 13e-3 promulgated under the Exchange Act. Trek has on this date filed a Schedule 13E-3 relating to the Reverse Split.

The enclosed documents constitute "preliminary copies" within the meaning of Rule 14c-5(a) promulgated under the Exchange Act.

We have also wired the requisite filing fee in the amount of $6.71 to the SEC's account.

Trek desires to mail the definitive information statement to its stockholders as soon as practicable. Therefore, we respectfully request that Trek receive comments with respect to the enclosed materials, if any, at the earliest convenience of the staff of the Securities and Exchange Commission (the "Commission"), and if at all possible, on or before January 24, 2005.

Should any member of the staff of the Commission have any questions concerning the enclosed material or desire further information or clarification in connection therewith, such person should contact the undersigned at (972) 680-7553.

Very truly yours,

/s/ WILLIAM L. BOEING

William L. Boeing

cc: Michael E. Montgomery